Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2023
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of September 30, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	As of September 30,
	2023	2022
ASSETS
Cash	$9,248	$28,917
Short-term investments	13,219,005	13,148,594
Total current assets	13,228,253	13,177,511

Non-current assets
Investment in subsidiaries	$26,304,448	$33,264,812

Total assets	$39,532,701	$46,442,323

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01875 par value, 150,000,000 shares authorized, 3,625,000 shares issued and outstanding as of September 30, 2023 and 2022 *	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Retained earnings	12,598,839	18,761,900
Accumulated other comprehensive income	(2,413,266)	(1,666,705)
Total shareholders’ equity	39,532,701	46,442,323

Total liabilities and shareholders’ equity	$39,532,701	$46,442,323

*	Retrospectively restated for effect of 6-for-1 shares consolidation.

UNIVERSE PHARMACEUTICALS INC. AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2023	2022	2021
Operating costs and expenses:
General and administrative expenses	$(134,141)	$(384,214)	$(1,177,869)

Other income (expenses):
Income (loss) from short-term investments	38,530	(470,477)	239,549
Other expenses	(730)	(420)	(60,751)

Equity in earnings of subsidiaries	(6,066,720)	(7,881,455)	12,319,023

Net (loss) income	(6,163,061)	(8,736,566)	11,319,952
Foreign currency translation adjustments	(746,561)	(3,755,464)	1,193,369
Comprehensive (loss) income attributable to the Company	$(6,909,622)	$(12,492,030)	$12,513,321

UNIVERSE PHARMACEUTICALS INC. AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(6,163,061)	$(8,736,566)	$11,319,952
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	6,066,720	7,881,455	(12,319,027)
Short-term investment income	(38,530)	470,477
Net cash used in operating activities	(134,871)	(384,634)	(999,075)

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for short-term investments	-	-	(15,330,660)
Redemption of short-term investments	-	-	1,801,927
Net cash used in investing activities	-	-	(13,528,733)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO	-	-	25,957,457
Cash lent to subsidiaries	-	-	(11,358,764)
Cash repayment from subsidiaries	115,133	303,746	-
Net cash provided by financing activities	115,133	303,746	14,598,693

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	69	(588)	39,508

CHANGES IN CASH	(19,669)	(81,476)	110,393

CASH, beginning of year	28,917	110,393	-

CASH, end of year	$9,248	$28,917	$110,393